STOCK-BASED COMPENSATION (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of fair value of the stock options granted Black-Scholes option valuation model

 The risk-free interest rate was selected based upon yields of the U.S. Treasury issues with a term equal to the expected life of the option being valued:

September 30,
	2018	2017

Dividend yield	0.00%	0.00%
Expected Volatility	62.8 - 65.2%	70.1 - 72.20%
Weighted-average volatility	—	—
Expected dividends	—	—
Expected term (in years)	5 Years	5 Years
Risk-free rate	2.80 - 2.90%	2.30 - 2.48%

The risk-free interest rate was selected based upon yields of the U.S. Treasury issues with a term equal to the expected life of the option being valued:

	December 31, 2017	February 28, 2017

Dividend yield	0.00%	0.00%
Expected Volatility	70.1%-72.2%	59.00%-70.90%
Weighted-average volatility	—	—
Expected dividends	—	—
Expected term (in years)	5 Years	5 Years
Risk-free rate	2.30%-2.36%	2.17%-2.48%

Schedule of stock option plan

The following table summarizes the status of the Plan:

	Nine months Ended September 30,
	2018		2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at January 1	1,038,000	$0.41	905,000	$0.37
Granted	1,018,000	$1.23	568,000	$0.41
Exercised	125,000	$0.41	—	$—
Forfeited	12,000	$0.87	310,000	$0.36
Outstanding at September 30	1,919,000	$0.85	1,163,000	$0.40
Options exercisable at September 30	666,969	$0.40	573,000	$0.38
Stock-based compensation expense	—	$51,592	—	$(13,979)

The following table summarizes the status of the Company’s stock option plan:

	December 31, 2017		February 28, 2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price

Outstanding at March 1	1,345,000	$0.39	1,060,000	$0.37
Granted	318,000	$0.49	500,000	$0.41
Exercised	—	$—	—	$—
Forfeited	625,000	$0.39	215,000	$0.36
Outstanding at year end	1,038,000	$0.41	1,345,000	$0.39
Options exercisable	737,010	$0.38	—	$—
Weighted average fair value of options granted during the period	—	$0.29	—	$0.21
Stock-based compensation expense	—	$(4,417)	—	$115,828

Schedule of information pertaining to options outstanding

The following table presents information pertaining to options outstanding at September 30, 2018:

Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.36 - $1.33	1,919,000	5 years	$0.85	666,969	$0.40

The following table presents information pertaining to options outstanding at December 31, 2017:

Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.36-0.50	1,038,000	5 years	$0.41	737,010	$0.38